NOTE 8 - CONVERTIBLE NOTES AND LOANS PAYABLE - RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of convertable debt

Convertible notes and loans payable – related parties consisted of the following:
	December 31, 2019	December 31, 2018
Loans payable to related parties, interest at 12% per annum, due on demand	145,413	153,228
Convertible notes payable to related parties, interest at 12% per annum, due on March 7, 2015 (in default), convertible into common stock at $1.00 per share	55,000	55,000
Total Convertible Notes and Loans Payable – Related Parties	200,413	208,228
Less: Current Portion	(200,413)	(208,228)
Long-Term Convertible Notes and Loans Payable – Related Parties	$ -	$ -